PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, plant and equipment
Property, plant and equipment, gross		¥ 82,369	¥ 44,199
Less: accumulated depreciation		(21,438)	(12,029)
Property, plant and equipment, net	$ 9,243	64,350	40,042
Software and electronic equipment
Property, plant and equipment
Property, plant and equipment, gross		36,283	14,453
Building
Property, plant and equipment
Property, plant and equipment, gross		19,342	19,342
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, gross		26,744	10,404
Construction in progress
Property, plant and equipment
Property, plant and equipment, gross		¥ 3,419	¥ 7,872